Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
REVENUES:
REVENUES	[1]	$ 309	$ 391
COST OF REVENUES:
COST OF REVENUES		542	221
GROSS PROFIT (LOSS)		(233)	170
RESEARCH AND DEVELOPMENT EXPENSES		274	183
SALES AND MARKETING EXPENSES		183	270
GENERAL AND ADMINISTRATIVE EXPENSES		1,117	240
OPERATING LOSS		(1,807)	(523)
FINANCING EXPENSES, NET		(20)		[2]
LOSS BEFORE TAXES ON INCOME		(1,827)	(523)
TAXES ON INCOME		(2)	(1)
NET LOSS		$ (1,829)	$ (524)
Net loss per Ordinary share (basic and diluted, in USD)		$ (0.11)	$ (0.03)
Weighted average Ordinary shares (basic and diluted, in thousands)		16,190	16,131
Product [Member]
REVENUES:
REVENUES	[1]	$ 188	$ 174
COST OF REVENUES:
COST OF REVENUES		421	104
Service [Member]
REVENUES:
REVENUES	[1]	121	217
COST OF REVENUES:
COST OF REVENUES		$ 121	$ 117

[1]	As for revenues related to transaction with the Parent Company - see Note 11(b)
[2]	Less than 1 thousand